DIVIDEND PREFERENCE SHARES (Details) - VND (₫) ₫ / shares in Units, ₫ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2025	Dec. 31, 2024
DIVIDEND PREFERENCE SHARES
Number of shares issued		10,751,587,414
Difference between fair value and carrying amount recorded as change			₫ 27,498,416
DPS1
DIVIDEND PREFERENCE SHARES
Number of shares issued	10,000	600,000,000
Percentage rate used to calculate dividend payments, issuance value		0.01%
Par value (in VND per share)	₫ 0
DPS3
DIVIDEND PREFERENCE SHARES
Number of shares issued		2,578,216,022
Percentage rate used to calculate dividend payments, issuance value		0.01%
DPS4
DIVIDEND PREFERENCE SHARES
Number of shares issued		4,573,371,392
Percentage rate used to calculate dividend payments, issuance value		9.00%
DPS5
DIVIDEND PREFERENCE SHARES
Number of shares issued		3,000,000,000
Percentage rate used to calculate dividend payments, issuance value		12.00%
Par value (in VND per share)		₫ 0